Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Interest income	$ 4,908	$ 4,140	$ 1,596
Foreign exchange gain, net	5,928,813	208,335
IPO conference			109,592
Reimbursement income for expenses incurred		4,190	52,726
Reversal of impairment allowance on trade and other receivables	326,728
Reversal of impairment allowance on loan receivables	5,780
Rental income	122,283
Compensation for decline in share value	2,584,944
Others	391,172	24,926
Total	$ 9,364,628	$ 241,591	$ 163,914